Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Schedule of total compensation paid to key management personnel
	Year ended 30 June 2022	Year ended 30 June 2021
	A$	A$

Total short-term employment benefits	695,325	664,355
Total share-based payments	7,309,715	5,835,485
Total post-employment benefits	48,350	53,048
	8,053,390	6,552,888